 As filed with the Securities and Exchange Commission on August 23 , 2010

1933 Act Registration File No. 333 -163107

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                                            [    ]                                                     Pre-Effective Amendment No.
   [ X ]                                                    Post-Effective Amendment No. 1

(Check appropriate box or boxes.)

FORUM FUNDS
(Exact Name of Registrant as Specified in Charter)

Three Canal Plaza, Suite 600
Portland, Maine 04101
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (207) 347-2090

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006
(Name and Address of Agent for Service)

Copy to:
David L. Faherty, Esq.
Atlantic Fund Administration, LLC
Three Canal Plaza
Portland, ME 04101

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

Title of Securities Being Registered: Investor Shares of Lou Holland Growth Fund, a series of the Registrant

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A - Proxy Statement and Prospectus (1)

Part B - Statement of Additional Information (1)

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

This Post-Effective Amendment is being filed for the purpose of including in the Registration Statement  an  executed  copy of an opinion of counsel supporting the tax matters.

(1) Incorporated by reference from Form N-14, SEC file no. 163107, filed previously via EDGAR on December 11, 2009.

 PART C

OTHER INFORMATION

Item 15.  Indemnification

See the Amended and Restated Trust Instrument (the “Trust Instrument”) of Forum Funds (the “Trust” or the “Registrant”), attached as Exhibit (a) to Post-Effective Amendment No. 249 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-67052 and 811-03023) filed with the Securities and Exchange Commission on April 30, 2009 (the “Registration Statement”), and Amended and Restated By-Laws, attached as Exhibit (b) to the Registration Statement.

In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

(a)           Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

With respect to indemnification of the adviser to the Lou Holland Growth Fund, it will be substantially similar to the indemnification found in other Investment Advisory Agreements between the Trust and advisers to its other series which provide the following:

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

(b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.”

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

(a)           The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon:

(i)   the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement;

(ii)   any material breach by the Trust of its representations and warranties under this Agreement; or

(iii)   any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished orally or in writing to the Trust in connection with the preparation of the Registration Statement, exhibits to the Registration Statement or the Prospectus by or on behalf of Forum (collectively, “Distributor Claims”).

After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b)           The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably.  The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim.  If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain.  If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains.  A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c)           The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

 (i)    any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

 (ii)    any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d)           The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably.  The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim.  If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain.  If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains.  A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e)           The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served.  Such notice shall refer to the person or persons against whom the action is brought.  The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f)           The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor.  The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g)           Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h)           Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Operating Agreement or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Operating Agreement and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i)           Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

Item 16.  Exhibits.

(1)
Trust Instrument of Registrant as amended and restated on April 14, 2009. (Incorporated by reference to Exhibit (a) in post-effective amendment No. 249 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on April 30, 2009, accession number 0000315774-09-000007).

(2)
By-Laws of Registrant as amended on April 14, 2009. (Incorporated by reference to Exhibit (b) in post-effective amendment No.  249 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on April 30, 2009, accession number 0000315774-09-000007).

(3)	Voting Trust Agreements. – Not applicable.

(4)
Form of Agreement and Plan of Reorganization dated December 1, 2009.  – (Filed as Appendix A to the Combined Proxy Statement and Prospectus to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(5)
Rights of security holders of the Registrant are defined in Articles II, VII, IX, X and XI of the Trust Instrument and Articles III, V and VI of the By-Laws (Incorporated by reference to Exhibit (b) in post-effective amendment No.  249 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on April 30, 2009, accession number 0000315774-09-000007).

(6)	(a)
Investment Advisory Agreement between the Trust and Lou Holland Capital Management LLC (Incorporated by reference to Exhibit (6)(a) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(b)
Expense Limitation Agreement by Holland Capital Management LLC (Incorporated by reference to Exhibit (6)(b) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(7)	(a)
Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009. (Incorporated by reference to Exhibit (e)(2) in post-effective amendment No.  249 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on April 30, 2009, accession number 0000315774-09-000007).

(b)
Amended Appendix A to Distribution Agreement (Incorporated by reference to Exhibit (7)(b) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(8)	Bonus, profit sharing or pension plans. – Not applicable

(9)
Custodian  Agreement between Registrant and Union Bank, N.A. (Incorporated by reference to Exhibit (g)(3) in post-effective amendment No. 256 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

(10)	(a)
Rule 12b-1 Distribution Plan of Registrant. (Incorporated by reference to Exhibit (m)(1) in post-effective amendment No.  249 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on April 30, 2009, accession number 0000315774-09-000007).

(b)
Amended Appendix A to Rule 12b-1 Distribution Plan of Registrant (Incorporated by reference to Exhibit (10)(b) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(c)
Amended and Restated Rule 18f-3 Plan of Registrant. (Incorporated by to Exhibit (n)(1) in post-effective amendment No. 253 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on July 29, 2009, accession number  0000315774-09-000063).

(d)
Amended Appendix A to Amended and Restated Rule 18f-3 Plan of Registrant (Incorporated by reference to Exhibit (10)(d) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(11)
Opinion of Counsel as to the Legality of Shares Being Registered  (Incorporated by reference to Exhibit (11) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(12)	Opinion of Counsel on Tax Matters is filed herewith as Exhibit (12).

(13)	Other Material Contracts

(a)
Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007. (Incorporated by reference to Exhibit (h)(1) in post-effective amendment No. 220 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on October 31, 2007, accession number 0001193125-07-231202)

(b)
Amendment to Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 14, 2009. (Incorporated by reference to Exhibit (h)(2) in post-effective amendment No. 250 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on June 1, 2009, accession number 0000315774-09-000026).

(c)
Compliance Services Agreement between Registrant and Atlantic Fund Administration, LLC. (Incorporated by reference to Exhibit (h)(13) in post effective amendment No. 235 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on July 25, 2008, accession number 0001193125-08-158164).

(d)
Amended Appendix A to Compliance Services Agreement (Incorporated by reference to Exhibit (13)(d) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(14)
Consent of Deloitte & Touche LLP (Incorporated by reference to Exhibit (14) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(a)
Consent of Briggs, Bunting & Dougherty, LLP (Incorporated by reference to Exhibit (14)(a) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(15)	Financial Statements Omitted Pursuant to Item 14(a)(1). – Not applicable.

(16)
Power of Attorney for Costas Azariadis, James C. Cheng, John Y. Keffer, and J. Michael Parish (Incorporated by reference to Exhibit (16) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(17)		Other Exhibits
(a)
Semi-Annual Report to Shareholders for the Lou Holland Growth Fund of The Lou Holland Trust (Incorporated by reference to Exhibit (17)(a) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(b)
Annual Report to Shareholders for the Lou Holland Growth Fund of The Lou Holland Trust (Incorporated by reference to Exhibit (17)(b) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(c)
Form of Proxy Card (Incorporated by reference to Exhibit (17)(c) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(d)
Prospectus for the Lou Holland Growth Fund of The Lou Holland Trust (Incorporated by reference to Exhibit (17)(d) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

(e)
Statement of Additional Information for the Lou Holland Growth Fund of The Lou Holland Trust (Incorporated by reference to Exhibit (17)(e) to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on December 11, 2009, accession number 0000315774-09-000204).

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus/proxy statement in a post-effective amendment to this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Portland and the State of Maine on the 23rd day of August 2010.

FORUM FUNDS

By: /s/ Stacey E. Hong
Stacey E. Hong
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on the 23rd day of August 2010 by the following persons in the capacities indicated.

Signature	Title

/s/ Stacey E. Hong Stacey E. Hong	President and Principal Executive Officer

_______________ John Y. Keffer*	Trustee

_______________ James C. Cheng*	Trustee

_______________ J. Michael Parish*	Trustee

_______________ Costas Azariadis*	Trustee

/s/ Karen Shaw Karen Shaw	Treasurer and Principal Financial Officer

*By: /s/ Lina Bhatnagar Lina Bhatnagar, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.

Opinion of Counsel on Tax Matters	EX- 12